ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Sep. 30, 2023
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

5. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	September 30, 2023	September 30, 2022
	$	$
Accounts payable	182,307	1,246,384
Accrued liabilities	25,000	158,177
Total accounts payable and accrued liabilities	207,307	1,404,561